Commitments	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Commitments
15.	Commitments

	Payments due by years
($000s)	Total	2019	2020-21	2022-23	2024-25
Mineral interests	6,767	681	1,362	2,091	2,633
Flow-through share expenditures	5,125	5,125	-	-	-
Business premises operating lease	247	119	110	18	-
	12,139	5,925	1,472	2,109	2,633